UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended:  September 30, 2002

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):	[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Noroian Steven A. & Associates Inc/CA
Address:	100 Pine Street
	Suite #2800
	San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco November 6, 2002

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		21

Form 13F Information Table Value Total:		$45,199

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODUCTS & CHEMICALS, INC. COM              009158106     2432 57885.000SH       SOLE                57885.000
APOLLO GROUP INC - CL A        COM              037604105     2782 64065.000SH       SOLE                64065.000
BALL CORP                      COM              058498106     2778 55135.000SH       SOLE                55135.000
CANADIAN NATIONAL RAILWAY CO.  COM              136375102     2308 61820.000SH       SOLE                61820.000
CONCORD EFS INC                COM              206197105     2503 157590.000SH      SOLE               157590.000
CONOCOPHILLIPS                 COM              20825C104     2203 47650.000SH       SOLE                47650.000
ENRON CORP                     COM              293561106        4 36260.000SH       SOLE                36260.000
EXXON MOBIL CORP               COM              30231G102      205 6420.000 SH       SOLE                 6420.000
FOREST LABORATORIES INC        COM              345838106     5094 62120.000SH       SOLE                62120.000
HEWLETT PACKARD CO             COM              428236103     1216 104241.000SH      SOLE               104241.000
INTEL CORP                     COM              458140100     1363 98119.000SH       SOLE                98119.000
JOHNSON & JOHNSON              COM              478160104     3057 56525.000SH       SOLE                56525.000
LABORATORY CORP OF AMERICA     COM              50540r409     3411 100965.000SH      SOLE               100965.000
MEDTRONIC INC                  COM              585055106     3076 73025.000SH       SOLE                73025.000
MICROSOFT CORP                 COM              594918104     2089 47770.000SH       SOLE                47770.000
NOBLE CORPORATION              COM              G65422100     2726 87925.000SH       SOLE                87925.000
SUN MICROSYSTEMS INC           COM              866810104      363 140320.000SH      SOLE               140320.000
SUNGARD DATA SYSTEMS           COM              867363103     2089 107415.000SH      SOLE               107415.000
TARGET CORP                    COM              87612E106     2366 80165.000SH       SOLE                80165.000
VARIAN MEDICAL SYSTEMS INC.    COM              92220P105     2677 62280.000SH       SOLE                62280.000
WELLS FARGO & COMPANY          COM              949746101      454 9435.000 SH       SOLE                 9435.000